SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of concentration

At June 30, 2018 and March 31, 2018, the Company’s customers that comprised more than ten percent (10%) of total revenues and accounts receivable were as follows:

PERCENTAGES
	Revenues	Accounts Receivable
For the Three-Months ended June 30, 2018
Customers:
A	62.37%	13.01%
B	-	53.89%
	62.37%	66.90%
For the Three-Months ended March 31, 2018
Customers:
A	-	-
B	35.49%	54.55%
C	17.07%	12.57%
D	15.55%	0.00%
	68.11%	67.12%

At March 31, 2018 and December 31, 2017 the Company’s customers that comprised more than ten percent (10%) of total revenues and accounts receivable were as follows:

PERCENTAGES
	Revenues	Accounts Receivable
For the Three-Months ended March 31, 2018
Customers:
A	35.49%	54.55%
B	17.07%	12.57%
C	15.55%	0.00%
D	-	-
	68.11%	67.12%
For the Twelve-Months ended December 31, 2017
Customers:
A	57.60%	27.40%
B	-	-
C	-	-
D	-	19.76%
	57.60%	47.16%

Schedule of assumptions	Assumptions included:
	March 31, 2018	December 31, 2017
Risk free interest rate	2.05%	1.31 - 1.5%
Expected volatility	195%	250%
Expected term	1 year	1 - 1.5 years
Expected dividend yield	0%	0%

Schedule of acquisition of fixed assets

In the year ended December 31, 2017, Equipment acquired in the foreclosure transaction and the patent were valued on their respective acquisition dates using fair values.

	Quoted Active Markets for Identified Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total

	(Level 1)	(Level 2)	(Level 3)
March 31, 2018
Employee stock awards	-	$482,432	$-	$482,432
Executive Stock Grant Expense	-	106,563	-	-
Warrants issued for services	-	-	125,000	125,000

December 31, 2017
Common stock issued for legal, advisory and consulting fees	-	$454,625	$-	$454,625
Employee stock awards	-	160,000	-	160,000
Common stock for licensing agreement	-	125,000	-	125,000
Patent acquisition, noncash element	-	-	750,000	750,000
Warrants issued for interest	-	-	46,188	46,188
Warrants issued for services	-	-	67,000	67,000
Assets acquired in foreclosure	-	-	543,115	543,115
Common Stock issued for prepaid legal fees	-	224,000	-	224,000